Derivative Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Warrant Liability [Abstract]
Schedule of Fair Value of the Derivative Warrant Liability

The following table presents changes in the fair value of the derivative warrant liability recorded in respect of the warrants:

Balance as of January 1, 2022	$516

Changes in fair value	(118)

Balance as of December 31, 2022	$398

Changes in fair value	(293)

Balance as of December 31, 2023	$105

Changes in fair value	211

Reclassification to equity	(316)

Balance as of December 31, 2024	$-

Schedule of Summary of Significant Unobservable Inputs (Level 3 inputs)

A summary of significant unobservable inputs (Level 3 inputs) used in measuring the warrant issued are as follows:

	As of December 31, 2023	As of December 31, 2022
Expected volatility	96.45%	81.93%
Risk free rate	4.51%	4.00%
Expected life (years)	4	2.5
Dividend yield	0%	0%